Retirement Benefits (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 69,402	$ 75,405	$ 75,039
Interest cost	52,790	46,086	44,025
Recognized net actuarial (gain) loss	27,963	(60,402)	14,941
Net gratuity cost	$ 150,155	$ 61,089	$ 134,005